INCOME TAXES - Reconciliation of Effective Income Tax Rate (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Abstract]
Earnings before income tax	CAD 1,033	CAD 654
Statutory tax rate (percent)	27.00%	27.00%
Income tax at statutory rate	CAD 279	CAD 176
Tax rate changes on deferred income tax balances	1	(2)
Changes in estimate and other	16	1
US Tax Reform	(166)
Permanent items	12	14
Income tax expense	CAD 142	CAD 189